Concentrations of credit risk	12 Months Ended
Mar. 31, 2014
Concentrations of credit risk

12. Concentrations of credit risk

Concentrations of credit risk exist when changes in economic, industry or geographic factors similarly affect groups of counterparties whose aggregate credit exposure is material in relation to the Bank’s total credit exposure. The Bank manages its credit risk collectively for its loan portfolio and credit substitute securities as these instruments are invested in as part of an overall lending program for corporate customers; accordingly, information on concentrations of credit risk has been provided for these exposures together.

In the case of Wholesale loans while we generally lend on a cash-flow basis, we also require collateral which consists of liens on inventory, receivables and other current assets, and in some cases, charges on fixed assets, such as property, movable assets (such as vehicles) and financial assets (such as marketable securities) from a large number of our borrowers. Our retail loans are generally secured by a charge on the asset financed (vehicle loans, property loans and loans against gold and securities). Retail business banking loans are secured with current assets as well as immovable property and fixed assets in some cases. However, collateral securing each individual loan may not be adequate in relation to the value of the loan. If the customer fails to pay, we would, as applicable, liquidate collateral and/or set off accounts. The maximum estimated loss that would be incurred under severe, hypothetical circumstances, for which we believe the possibility is extremely remote, such as where the value of our interests and any associated collateral declines to zero, without any consideration of recovery or offset is determined as the carrying values of the instruments as given in the below table.

The Bank’s portfolio of loans, credit substitute securities and non-funded exposure (including derivatives) is broadly diversified along industry and product lines, and as of March 31, 2013 and March 31, 2014 the exposures are as set forth below. The Bank does not consider retail loans a specific industry for this purpose. However, retail business banking loans are classified in the appropriate categories below and loans to commercial vehicle operators are included in land transport below.

	As of March 31, 2013
Category	Gross loans		Fair Values Of Credit Substitutes		Non-funded exposure		Total		%
	(In millions, except percentages)
Wholesale Trade	Rs.	178,552.2	Rs.	0	Rs.	36,930.1	Rs.	215,482.3	7.1%
Land Transport		157,938.8		0		1,929.0		159,867.8	5.2
Automobile & Auto Ancillary		105,073.6		4,594.1		13,625.0		123,292.7	4.0
Coal & Petroleum Products		48,885.1		0		71,202.1		120,087.2	3.9
Banks & Financial Institutions		29,155.0		0		66,170.8		95,325.8	3.1
Services		73,335.2		422.1		15,289.7		89,047.0	2.9
Engineering		42,721.6		996.0		32,443.7		76,161.3	2.5
Iron & Steel		53,229.3		0		22,326.7		75,556.0	2.5
Food & Beverage		69,213.0		1,192.2		5,140.5		75,545.7	2.5
Retail trade		71,102.3		0		2,655.5		73,757.8	2.4
Non-ferrous Metals		24,311.1		0		40,595.9		64,907.0	2.1
Power		49,453.9		1,984.3		11,598.2		63,036.4	2.1
Others (none greater than 2%)		1,635,274.7		37,433.9		142,783.5		1,815,492.1	59.7

Total	Rs.	2,538,245.8	Rs.	46,622.6	Rs.	462,690.7	Rs.	3,047,559.1	100.0%

	As of March 31, 2014
Category	Gross loans		Fair Values Of Credit Substitutes		Non-funded exposure		Total		Total		%
	(In millions, except percentages)
Wholesale Trade	Rs.	235,711.9	Rs.	99.9	Rs.	26,849.8	Rs.	262,661.6	US$	4,377.7	6.8%
Automobile & Auto Ancillary		145,886.7		5,067.8		13,878.2		164,832.7		2,747.2	4.3
Activities allied to agriculture		155,559.1		0		562.2		156,121.3		2,602.0	4.0
Land Transport		150,177.4		0		2,398.4		152,575.8		2,542.9	3.9
Banks & Financial Institutions		19,010.7		0		129,375.0		148,385.7		2,473.1	3.8
Coal & Petroleum Products		69,725.4		0		62,589.9		132,315.3		2,205.3	3.4
Services		96,238.8		341.8		17,496.5		114,077.1		1,901.3	2.9
Food & Beverage		99,588.0		1,000.6		6,182.8		106,771.4		1,779.5	2.8
Iron & Steel		82,959.4		2,323.8		19,958.0		105,241.2		1,754.0	2.7
Engineering		57,349.9		0		38,982.2		96,332.1		1,605.5	2.5
Retail trade		90,086.2		0		3,121.6		93,207.8		1,553.5	2.4
Power		70,980.3		1,489.4		14,572.6		87,042.3		1,450.7	2.2
NBFC/Financial Intermediaries		57,796.1		23,196.9		2,217.1		83,210.1		1,386.8	2.1
Others (none greater than 2%)		1,897,191.4		31,626.9		245,854.3		2,174,672.6		36,244.5	56.2

Total	Rs.	3,228,261.3	Rs.	65,147.1	Rs.	584,038.6	Rs.	3,877,447.0	US$	64,624.0	100.0%

The Bank’s ten largest exposures as of March 31, 2013 and March 31, 2014, based on the higher of the outstanding balance or the limit on loans, investments (including credit substitutes) and non-funded exposures (including derivatives), are as follows:

	As of March 31, 2013
	Funded Exposure		Non-Funded Exposure		Total Exposure
			(In millions)
Borrower 1	Rs.	107,121.8	Rs.	0	Rs.	107,121.8
Borrower 2		44,500.0		33,534.3		78,034.3
Borrower 3		15,568.6		37,870.9		53,439.5
Borrower 4		42,500.0		0		42,500.0
Borrower 5		6,413.2		32,259.6		38,672.8
Borrower 6		6,891.6		23,983.0		30,874.6
Borrower 7		30,000.0		0		30,000.0
Borrower 8		3,317.2		22,530.4		25,847.6
Borrower 9		17,262.0		8,513.2		25,775.2
Borrower 10		22,895.9		0		22,895.9

	As of March 31, 2014
	Funded Exposure		Non-Funded Exposure		Total Exposure		Total Exposure
			(In millions)
Borrower 1	Rs.	121,804.1	Rs.	150.1	Rs.	121,954.2	US$	2,032.6
Borrower 2		39,740.2		35,500.0		75,240.2		1,254.0
Borrower 3		42,582.3		22,489.0		65,071.3		1,084.5
Borrower 4		26,948.1		15,568.4		42,516.5		708.6
Borrower 5		42,500.0		0		42,500.0		708.3
Borrower 6		12,469.1		23,604.9		36,074.0		601.2
Borrower 7		30,000.0		0		30,000.0		500.0
Borrower 8		27,400.0		2,239.2		29,639.2		494.0
Borrower 9		26,980.8		3.3		26,984.1		449.7
Borrower 10		18,797.6		7,967.2		26,764.8		446.1